Warrants (Details) - Schedule of private warrants are accounted for as liabilities	12 Months Ended
Mar. 31, 2023 $ / shares $ / item shares
Schedule Of Private Warrants Are Accounted For As Liabilities Abstract
Fair value of the underlying asset as of the Valuation Date	$ 1.6
Strike price (in Dollars per Item) | $ / item	11.5
Life to expiration (Years.)	4 years 10 months 24 days
Volatility	62.90%
Number of steps (in Shares) | shares	100
Redemption price (per share)	$ 0.1